Share Capital and Warrants	12 Months Ended
Dec. 31, 2019
Share Capital And Warrants [Abstract]
Share Capital and Warrants
19.	Share capital and warrants
(a)	Authorized

The authorized capital of the Company consists of an unlimited number of voting common shares and preferred shares with no par value.

On July 12, 2019, the Company approved a 1.6 to 1 share split of the Company’s issued and outstanding common shares (the “Share Split”). Each shareholder of record of the Company as of the close of business on the record date on July 22, 2019 received 1.6 common shares for each share held on such date. All references to common shares, warrants, simple warrants and performance warrants have been retrospectively adjusted to reflect the Share Split.

(b)	Issued and outstanding
		December 31, 2019		December 31, 2018
	Note	Number of Shares	Carrying Amount	Number of Shares	Carrying Amount
Balance, beginning of year		68,648,984	65,133	62,204,846	25,769
Initial public offering		11,000,000	189,518	—	—
Shares issued for assets	5,28	797,952	6,537	—	—
Other shares issuances		394,926	2,323	7,040,714	17,344
Shares issued to related parties	27	3,730,963	63,460	5,549,037	16,474
Share issuance costs		—	(12,770)	—	(310)
Business acquisitions	5	2,696,800	39,849	—	—
Convertible debt - conversions	14,15	13,108,676	113,526	—	—
Warrants exercised	19(c)	4,551,082	21,882	558,501	2,182
Shares issued for services	20	164,080	2,320	236,277	521
RSUs exercised	20(c)	57,960	195	—	—
Employee warrants exercised	20	2,029,000	17,681	2,875,310	3,980
Shares repurchased	27	—	—	(9,815,701)	(827)
Balance, end of year		107,180,423	509,654	68,648,984	65,133

On August 6, 2019, the Company closed its initial public offering of 11 million common shares at a price of US$13.00 per common share (Canadian equivalent of $17.23). Gross proceeds amounted to $189.5 million.

(c)	Common share purchase warrants
	Number of Warrants	Carrying Amount
Balance at February 28, 2018	—	—
Fair value assigned to common share purchase warrants	4,211,904	3,108
Balance at December 31, 2018	4,211,904	3,108
40% Warrants reclassified from derivative liability (i) (note 13c)	957,225	4,122
60% Warrants reclassified from derivative liability (i) (note 13c)	1,495,665	11,969
Warrants issued to related parties (ii)	480,000	5,833
Warrants issued on conversion of convertible notes (iii)	3,572,274	6,731
Warrants exercised	(4,551,082)	(3,931)
Warrants expired	(662)	(1)
Balance at December 31, 2019	6,165,324	27,831
(i)

On August 1, 2019, the 40% and 60% warrants issued as part of the term debt financing (note 13c) and initially classified as derivative liabilities as at June 30, 2019, were reclassified to equity as the number of warrants issuable and the exercise price for each tranche of warrants became fixed in conjunction with the initial public offering date. The exercise price for the 40% and 60% warrants are $21.63 and $20.76 respectively.

(ii)	480,000 warrants with an exercise price of $15.94 were issued to a director of the Company in relation to the acquisition of the financial obligation (notes 17 and 27).
(iii)

Equity units issued upon conversion of CAD denominated convertible notes included 3,095,386 warrants with an exercise price of $4.38 and vested immediately. Equity units issued upon conversion of USD denominated notes included 476,888 warrants with an exercise price of USD$3.75 and vested immediately.

During the year ended December 31, 2019, a total of 4,551,082 warrants were exercised consisting of 4,211,242 warrants exercised at a price of $3.91 for gross proceeds of $16.5 million, 307,840 exercised for gross proceeds of $1.3 million of the warrants issued upon conversion of the CAD denominated convertible notes and 32,000 warrants exercised for gross proceeds of USD$120 thousand of the warrants issued upon conversion of the USD denominated convertible notes. 662 warrants expired unexercised in April 2019. The carrying value of the exercised warrants of $3.9 million was adjusted from warrants to share capital.

The following table summarizes outstanding warrants as at December 31, 2019:

	Warrants outstanding and exercisable
Issued in relation to	Weighted average exercise price	Number of warrants	Weighted average contractual life (years)
Convertible notes (USD)	USD 3.75	444,888	0.8
Convertible notes (CAD)	4.38	2,787,546	0.7
Acquisition of financial obligation	15.94	480,000	2.5
Term debt financing (60%)	20.76	1,495,665	2.6
Term debt financing (40%)	21.63	957,225	2.6
	11.97	6,165,324	1.6
(a)	Contributed surplus
	Year ended December 31	Ten months ended December 31
	2019	2018
Balance, beginning of year	9,493	4,551
Share-based compensation	37,009	6,889
Warrants forfeited	—	(82)
Warrants exercised	(16,310)	(1,865)
Balance, end of year	30,192	9,493